Schedule of supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Total additions to contract assets (Note 14)	R$ 4,759,789	[1]	R$ 3,948,158	R$ 3,532,283
Total additions to intangible assets (Note 15 (b))	172,961		411,285	1,788,907
Items not affecting cash (see breakdown below)	(1,236,081)		(1,095,786)	(2,125,943)
Total additions to intangible assets as per statement of cash flows	3,696,669		3,299,657	3,195,247
Interest capitalized in the year (Note 14 (a))	300,792		238,330	233,251
Contractors payable	218,523		142,514	252,675
Program contract commitments			4,422	35,817
Public Private Partnership - São Lourenço PPP (Note 15 (g))				10,591
Performance agreements	478,177		314,720	78,296
Right of use	140,187		28,549	113,233
Construction margin (Note 26)	98,402		85,976	65,172
Agreement with the Municipality of Mauá			280,774
Agreement with the municipality of Santo André				1,336,908
Total	R$ 1,236,081		R$ 1,095,786	R$ 2,125,943

[1]	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,419 million, R$ 180 million and R$ 158 million, respectively.